SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES

                                -----------------

                  DWS RREEF Global Real Estate Securities Fund

All references in the fund's prospectuses to "Deutsche Asset Management International GmbH" as a sub-subadvisor to the fund are deleted and the three paragraphs in the section of the prospectuses entitled "Who Manages and Oversees the Fund--The sub-subadvisors" are replaced in their entirety by the following:

Pursuant to investment subadvisory agreements between RREEF and RREEF Global Advisers Limited, Deutsche Asset Management (Hong Kong) Limited and Deutsche Investments Australia Limited (the "sub-subadvisors"), these entities act as sub-subadvisors to the fund. The sub-subadvisors are indirect, wholly owned subsidiaries of Deutsche Bank AG. As sub-subadvisors, under the supervision of the Board of Trustees, DIMA and RREEF, the sub-subadvisors manage the fund's investments in specific foreign markets. RREEF allocates, and reallocates as it deems appropriate, the fund's assets among the sub-subadvisors.

RREEF Global Advisers Limited, Winchester House, 1 Great Winchester Street, London, United Kingdom, EC2N 2DB, manages stock selection decisions for the European portion of the fund's portfolio. Deutsche Asset Management (Hong Kong) Limited, 55/F Cheung Kong Centre, 2 Queen's Road Central, Hong Kong, China, and Deutsche Investments Australia Limited, Level 21, 83 Clarence Street, Sydney, Australia, NSW, 2000, manage the stock selection decisions for the Asian and Australian portions of the fund's portfolio, respectively.



                                                                     [Logo]DWS
                                                                       SCUDDER
                                                           Deutsche Bank Group

October 31, 2007
DRGRESF-3600

The following information replaces similar disclosure in the "Who Manages and Oversees the Fund -- Portfolio management" section of the fund's prospectuses:

The following people handle the day-to-day management of the fund.

  John F. Robertson, CFA                   William Leung
  Managing Director of Deutsche Asset      Vice President of Deutsche Asset
  Management, Partner of RREEF and Lead    Management and Portfolio Manager of
  Portfolio Manager of the fund.           the fund.
  o   Joined RREEF in 1997, Deutsche       o   Joined Deutsche Asset Management
      Asset Management in 2002 and the         in 2000 and the fund in 2006.
      fund in 2006.                        o   Prior to that, equity research
  o   Prior to that, Assistant Vice            analyst focusing on Hong Kong
      President of Lincoln Investment          and China at Merrill Lynch and
      Management responsible for REIT          UBS Warburg.
      research.                            o   Over 10 years of investment
  o   Over 16 years of investment              industry experience.
      industry experience.                 o   MBA, Hong Kong University of
  o   BA, Wabash College; MBA, Indiana         Science & Technology.
      University.
                                           John W. Vojticek
  Daniel Ekins                             Managing Director of Deutsche Asset
  Managing Director of Deutsche Asset      Management, Partner of RREEF and
  Management and Portfolio Manager of      Portfolio Manager of the fund.
  the fund.                                o   Joined RREEF and Deutsche Asset
  o   Joined RREEF in 1997, Deutsche           Management in 2004 and the fund
      Asset Management in 2002 and the         in 2006.
      fund in 2006.                        o   Prior to that, Principal at KG
  o   Over 21 years of investment              Redding and Associates,
      industry experience.                     March 2004-September 2004.
  o   BS, University of South Australia.   o   Prior to that, Managing Director
                                               of RREEF from 1996-March 2004
  John Hammond                                 and Deutsche Asset Management
  Managing Director of Deutsche Asset          from 2002-March 2004.
  Management and Portfolio Manager of      o   Over 11 years of investment
  the fund.                                    industry experience.
  o   Joined RREEF and Deutsche Asset      o   BS, University of Southern
      Management in 2004 and the fund          California.
      in 2006.
  o   Prior to that, Director at
      Schroder Property Investment
      Management; Director at Henderson
      Global Investors.
  o   Over 15 years of investment
      industry experience.
  o   BSc, University of Reading, UK.




               Please Retain This Supplement for Future Reference


October 31, 2007
DRGRESF-3600

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